Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES:
Stock based compensation	$ 256,959	$ 786,747	$ 1,534,468	$ 10,783,948	$ 11,667,361	$ 9,877
Selling, general, and administrative expenses	266,018	724,454	681,059	3,327,010	4,014,859	2,620,792
Research and development	216,228	357,519	352,328	921,106	1,160,771	944,330
Depreciation and amortization	4,373	9,435	19,373	28,196	38,972	36,231
Total operating expenses	743,578	1,878,155	2,587,228	15,060,260	16,881,963	3,611,230
Loss from operations	(743,578)	$ (1,878,155)	(2,587,228)	(15,060,260)	(16,881,963)	(3,611,230)
OTHER INCOME (EXPENSES):
Interest expense	$ (477)		$ (1,619)	(117,042)	$ (118,780)	$ (741,916)
Other expenses		$ (3,069)		(14,585)
Interest income	$ 594	$ 830	$ 1,762	$ 3,068	$ 3,692	$ 1,211
Other income			$ 48,204
Loss on abandonment of patents						$ (9,340)
Gain on sale of assets			$ 95,000	$ 2,426	$ 2,426	110
Total other income (expenses)	$ 117	$ (2,239)	143,347	(126,133)	(112,662)	(749,935)
Loss before provision for income taxes	$ (743,461)	$ (1,880,394)	$ (2,443,881)	$ (15,186,393)	$ (16,994,625)	$ (4,361,165)
PROVISION FOR INCOME TAXES
NET LOSS	$ (743,461)	$ (1,880,394)	$ (2,443,881)	$ (15,186,393)	$ (16,994,625)	$ (4,361,165)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.26)	$ (0.28)	$ (0.13)
Diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.26)	$ (0.28)	$ (0.13)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	67,955,379	63,610,949	66,000,101	59,019,453	60,225,524	33,229,093
Diluted	67,955,379	63,610,949	66,000,101	59,019,453	60,225,524	33,229,093